Schedule of accounts receivable (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Credit Loss [Abstract]
Accounts receivable	$ 239,978	$ 192,851
Allowance for credit losses	(2,504)
Total accounts receivable, net	$ 237,474	$ 192,851